LEASES - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Lessee, Lease, Description [Line Items]
Minimum operating lease income	$ 2,962	$ 3,303
Contingent operating lease income	$ 2,296	$ 260